ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated August 25, 2015,
 to the Prospectus dated April 27, 2015, and Supplemented on May 20, 2015, June 22, 2015, and August 21, 2015
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective as of July 21, 2015, Karen Umland, a Portfolio Manager, is no longer a portfolio manager to the AZL DFA International Core Equity Fund and the AZL DFA Emerging Markets Core Equity Fund, and all references to her are deleted and Henry F. Gray, a Portfolio Manager, is no longer a portfolio manager to the AZL DFA International Core Equity Fund and the AZL DFA Emerging Markets Core Equity Fund, and all references to him are deleted as they relate to him for these two funds only.
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Effective as of July 21, 2015, Bhanu P. Singh, a Portfolio Manager, is no longer a portfolio manager to the AZL DFA U.S. Core Equity Fund and the AZL DFA U.S. Small Cap Fund, and all references to him are deleted as they relate to him for these two funds only.
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Effective as of July 21, 2015, Allen Pu and Bhanu P. Singh, each a Portfolio Manager, are added as portfolio managers to the AZL DFA International Core Equity Fund and the AZL DFA Emerging Markets Core Equity Fund.
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The third paragraph under the "Management" section for the AZL DFA Emerging Markets Core Equity Fund and AZL DFA International Core Equity Fund on pages 5 and 8, respectively, are deleted and replaced with the following paragraph:
The Fund's portfolio managers are: Joseph H. Chi, Senior Portfolio Manager and Vice President, Jed S. Fogdall, Senior Portfolio Manager and Vice President, since April 2015; Bhanu P. Singh, Portfolio Manager and Vice President, and Allen Pu, Senior Portfolio Manager and Vice President, since July 2015.
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The following information is added regarding the AZL DFA Emerging Markets Core Equity Fund and AZL DFA International Core Equity Fund on page 29:
Bhanu P. Singh is a Portfolio Manager and Vice President of Dimensional. Mr. Singh received his MBA from the University of Chicago and his BA from the University of California, Los Angeles. Mr. Singh joined Dimensional originally in 2003, has been a portfolio manager since 2012 and has been responsible for Dimensional's U.S. equity portfolios since 2014.  Mr. Singh has been a portfolio manager for the Fund since 2015.
Allen Pu, PhD, CFA, is a Senior Portfolio Manager and Vice President at Dimensional. He holds an MBA from the Anderson School of Management at the University of California, Los Angeles. He also holds a MS and PhD from the California Institute of Technology, and a BS from the Cooper Union for the Advancement of Science and Art. Mr. Pu joined Dimensional in 2006, and has been a portfolio manager since 2006.
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Effective as of July 21, 2015, Joel P. Scheider is added as a portfolio manager to the AZL DFA U.S. Small Cap Fund.
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The third paragraph under the "Management" section for the AZL DFA U.S. Small Cap Fund on page 10 is deleted and replaced with the following paragraph:
The Fund's portfolio managers are: Joseph H. Chi, Senior Portfolio Manager and Vice President, Jed S. Fogdall, Senior Portfolio Manager and Vice President, Henry F. Gray, Vice President, since April 2015; and Joel P. Schneider, Senior Portfolio Manager and Vice President, since July 2015.
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The following information is added regarding the AZL DFA U.S. Small Cap Fund on page 29:
Joel Schneider is a Senior Portfolio Manager and Vice President at Dimensional. He holds an MBA from the University of Chicago Booth School of Business, an MS from the University of Minnesota, and a BS from Iowa State University. Mr. Schneider joined Dimensional in 2011, and has been a portfolio manager since 2013.
AZLPRO-005-0415

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated August 25, 2015,
to the Statement of Additional Information dated April 27, 2015, and supplemented on May 20, 2015 and August 21, 2015
This supplement updates certain information contained in the Statement of Additional Information and should be attached to the Statement of Additional Information and retained for future reference.

Effective as of July 21, 2015, Karen Umland, a Portfolio Manager, is no longer a portfolio manager to the AZL DFA International Core Equity Fund and the AZL DFA Emerging Markets Core Equity Fund, and all references to her are deleted and Henry F. Gray, a Portfolio Manager, is no longer a portfolio manager to the AZL DFA International Core Equity Fund and the AZL DFA Emerging Markets Core Equity Fund, and all references to him are deleted as they relate to him for these two funds only.
*   *   *   *   *
Effective as of July 21, 2015, Bhanu P. Singh, a Portfolio Manager, is no longer a portfolio manager to the AZL DFA U.S. Core Equity Fund and the AZL DFA U.S. Small Cap Fund, and all references to him are deleted as they relate to him for these two funds only.
*   *   *   *   *
Effective as of July 21, 2015, Allen Pu and Bhanu P. Singh, each a Portfolio Manager, are added as portfolio managers to the AZL DFA International Core Equity Fund and the AZL DFA Emerging Markets Core Equity Fund.
*   *   *   *   *
Effective as of July 21, 2015, Joel P. Scheider is added as a portfolio manager to the AZL DFA U.S. Small Cap Fund.
The following information is added regarding the AZL DFA Emerging Markets Core Equity Fund, the AZL DFA International Core Equity Fund, and the AZL DFA U.S. Small Cap Fund, respectively, on pages 48 and 49:
Fund	Portfolio Manager	Other Registered Investment Company Accounts/ Assets Under Management	Other Pooled Investment Vehicles/ Assets Under Management	Other Accounts/ Assets Under Management
DFA Emerging Markets Core Equity Fund	Allen Pu*	1 / $167 million	0 / $0	0 / $0 million
DFA Emerging Markets Core Equity Fund	Bhanu P. Singh**	48 / $122.3 billion	12 / $7.4 billion additional account with performance based fees: 1 / $180 million	54 / $9.3 billion additional account with performance based fees: 1 / $22.6 million
DFA International Core Equity Fund	Allen Pu*	1 / $167 million	0 / $0	0 / $0 million
DFA International Core Equity Fund	Bhanu P. Singh**	48 / $122.3 billion	12 / $7.4 billion additional account with performance based fees: 1 / $180 million	54 / $9.3 billion additional account with performance based fees: 1 / $22.6 million
DFA U.S. Small Cap Fund	Joel Schneider*	0 / $0	0 / $0	0 / $0 million
*  the information is as of June 30, 2015
**  the information is as of December 31, 2014
AZLSAI-002-0415